Summary of Non Vested Shares (Detail) (JPY ¥)	12 Months Ended
Dec. 31, 2011
Shares
Nonvested at beginning of year	1,662,000
Granted	912,000
Vested	(782,000)
Forfeited	(24,000)
Nonvested at end of year	1,768,000
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	¥ 852
Granted	¥ 772
Vested	¥ 699
Forfeited	¥ 880
Nonvested at end of year	¥ 878